UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service) (Zip Code)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 3.4%
BHP Billiton Ltd.1	1,306,156	$94,565,694
CSL Ltd.	1,978,105	73,539,387
Woodside Petroleum Ltd.1	1,877,883	68,035,701
Woolworths Ltd.	1,397,611	37,611,674
		273,752,456
AUSTRIA — 0.7%
Verbund A.G.	1,796,874	54,664,234

BRAZIL — 1.7%
Cia de Bebidas das Americas1	2,340,533	96,710,823
Empresa Brasileira de Aeronautica S.A.1	1,291,420	41,299,612
		138,010,435
CANADA — 7.1%
Barrick Gold Corp. 2	1,991,113	86,573,593
Canadian Natural Resources Ltd. 2	1,823,692	60,510,101
Enbridge, Inc. 2	3,118,472	121,152,637
Enbridge, Inc.	343,456	13,339,501
Imperial Oil Ltd. 2	1,526,555	69,290,331
Royal Bank of Canada 2	1,650,414	95,806,533
Toronto-Dominion Bank 2	1,440,720	122,389,164
		569,061,860
CHILE — 0.9%
Sociedad Quimica y Minera de Chile S.A.1	1,220,123	71,584,616

COLOMBIA — 0.7%
Ecopetrol S.A.1	870,526	53,180,433

DENMARK — 0.8%
Novo Nordisk A/S1	448,740	62,244,725

FINLAND — 1.6%
Sampo Oyj - A Shares	4,386,354	126,771,884

FRANCE — 5.9%
Air Liquide S.A.1	2,610,316	69,669,334
AXA S.A.1	4,898,756	81,172,387
Cie Generale d'Optique Essilor International S.A.	491,056	43,768,619
Dassault Systemes S.A.	1,110,904	102,216,977
Groupe Danone	785,275	54,775,180
LVMH Moet Hennessy Louis Vuitton S.A.	695,442	119,510,398
		471,112,895
GERMANY — 13.3%
Adidas A.G.1	2,609,275	101,944,374
Allianz S.E.1	7,519,514	89,256,631

BASF S.E.1	1,004,131	$87,891,586
Bayer A.G.1	1,561,611	109,765,637
Continental A.G.*	557,461	52,616,753
Fresenius Medical Care A.G. & Co. KGaA1	1,235,440	87,283,836
Henkel A.G. & Co. KGaA1	1,306,281	96,116,156
Merck KGaA	613,123	67,854,928
Muenchener Rueckversicherungs A.G.1	7,118,196	107,627,124
SAP A.G.1	1,455,455	101,619,868
Siemens A.G.1	872,163	87,948,917
Volkswagen A.G.	412,797	72,590,038
		1,062,515,848
GREECE — 0.9%
Coca Cola Hellenic Bottling Co., S.A.*	3,741,541	71,608,201

HONG KONG — 0.7%
CLP Holdings Ltd.	6,245,160	53,882,303

HUNGARY — 0.6%
MOL Hungarian Oil and Gas NyRt.*1	1,119,651	46,689,447

INDIA — 1.1%
Infosys Technologies Ltd.1	1,560,948	89,020,865

IRELAND — 1.0%
Ryanair Holdings PLC*1	2,154,266	78,156,771

ISRAEL — 0.6%
Israel Chemicals Ltd.1	4,151,130	47,654,972

ITALY — 2.4%
Luxottica Group S.p.A.1	2,374,109	85,634,112
Saipem S.p.A.	1,999,089	103,261,869
		188,895,981
JAPAN — 12.5%
Canon, Inc.1	2,047,320	97,575,271
FANUC Corp.	693,278	122,959,056
Honda Motor Co., Ltd.1	1,939,971	74,553,086
Japan Tobacco, Inc.	18,524	104,291,217
JGC Corp.	2,576,095	79,831,867
Komatsu Ltd.1	4,615,717	132,701,864
Kubota Corp.1	1,684,619	81,535,560
Kyocera Corp.1	708,235	65,306,349
Nidec Corp.1	4,071,578	92,872,694
Nitto Denko Corp.	1,741,389	70,164,701
Terumo Corp.	1,670,572	79,824,964
		1,001,616,629
LUXEMBOURG — 0.5%
Millicom International Cellular S.A.	387,304	43,906,708

MEXICO — 2.5%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	5,529,282	24,578,332
Grupo Televisa S.A.1	3,931,062	82,866,787

Wal-Mart de Mexico S.A.B. de C.V.1	2,725,509	$91,495,337
		198,940,456
NETHERLANDS — 1.5%
Core Laboratories N.V.	543,456	71,502,506
Koninklijke Ahold N.V.1	3,250,508	44,792,000
		116,294,506
SINGAPORE — 1.0%
United Overseas Bank Ltd.1	2,872,097	83,664,186

SOUTH AFRICA — 2.0%
FirstRand Ltd.	21,559,575	66,609,559
MTN Group Ltd.	2,479,141	43,636,243
Naspers Ltd.1	940,957	53,164,070
		163,409,872
SOUTH KOREA — 1.1%
Hyundai Motor Co.	443,539	91,209,203

SPAIN — 2.3%
Banco Bilbao Vizcaya Argentaria S.A.1	2,508,208	20,040,582
Banco Bilbao Vizcaya Argentaria S.A.	6,231,071	49,588,286
Inditex S.A.	1,156,548	110,782,055
		180,410,923
SWEDEN — 4.7%
Hennes & Mauritz A.B. - B Shares	2,354,841	85,212,512
Sandvik A.B.1	4,853,271	69,790,037
SKF A.B.1	3,076,466	74,911,947
Svenska Cellulosa A.B. - B Shares	4,555,553	78,912,055
Telefonaktiebolaget LM Ericsson1	6,787,974	69,984,012
		378,810,563
SWITZERLAND — 6.8%
ABB Ltd.*1	4,655,277	95,014,204
Adecco S.A.1	1,740,255	45,455,461
Givaudan S.A.*	66,031	63,639,049
Nestle S.A.1	1,371,936	86,431,968
Novartis A.G.1	762,310	42,239,597
Roche Holding A.G.	438,668	76,342,908
Syngenta A.G.*1	1,346,539	92,682,279
Zurich Financial Services A.G.*	156,241	41,989,661
		543,795,127
TAIWAN — 2.0%
HON HAI Precision Industry Co., Ltd.	13,311,152	51,639,936
Taiwan Semiconductor Manufacturing Co., Ltd.1	7,311,998	111,727,330
		163,367,266
TURKEY — 0.5%
Turkiye Garanti Bankasi A.S.	10,295,908	40,783,881

UNITED KINGDOM — 13.0%
Barclays PLC1	9,052,663	$137,147,844
BG Group PLC1	4,978,930	115,312,019
British American Tobacco PLC1	932,256	94,362,952
BT Group PLC	19,354,083	70,085,803
HSBC Holdings PLC1	2,024,291	89,858,278
Prudential PLC1	3,755,103	90,235,125
Reckitt Benckiser Group PLC	1,118,327	63,196,566
Rio Tinto PLC	611,362	33,697,272
Royal Dutch Shell PLC1	1,134,656	80,140,753
SABMiller PLC1	1,113,952	45,103,916
SABMiller PLC	1,003,050	40,261,580
Standard Chartered PLC	2,098,176	52,353,720
Vodafone Group PLC1	4,635,006	128,250,616
		1,040,006,444
UNITED STATES — 3.2%
Aflac, Inc.	2,337,199	107,487,782
Mettler-Toledo International, Inc.*	589,780	108,961,855
NII Holdings, Inc. *	2,188,716	40,075,390
		256,525,027
TOTAL COMMON STOCKS
(Cost $6,182,596,578) — 97.0%		7,761,548,717

SHORT-TERM INVESTMENTS — 2.0%
MONEY MARKET FUNDS
Federated Treasury Obligations Fund, 0.010%	41,000,000	41,000,000
Fidelity Institutional Government Portfolio, 0.010%	68,000,000	68,000,000
Fidelity Institutional Treasury Portfolio, 0.010%	52,000,000	52,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $161,000,000) — 2.0%		161,000,000

TOTAL INVESTMENTS
(Cost $6,343,596,578) — 99.0%		7,922,548,717

Other assets less liabilities — 1.0%		79,894,600

TOTAL NET ASSETS — 100.0%		$8,002,443,317

(equivalent to $31.77 per share; unlimited shares of $1.00 par value capital shares authorized; 251,906,990 shares outstanding)

PLC - Public Limited Company
* Non-income producing security.
1 ADR - American Depositary Receipt.
2 Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 6.5%
Ansell Ltd.	21,080	$324,697
Incitec Pivot Ltd.	92,000	300,189
IOOF Holdings Ltd.	75,000	449,041
Medusa Mining Ltd.	55,000	287,138
Perseus Mining Ltd.*	95,000	239,060
Regis Resources Ltd.*	65,000	274,708
		1,874,833
AUSTRIA — 1.1%
Wienerberger A.G.	26,000	304,840

BRAZIL — 1.7%
Empresa Brasileira de Aeronautica S.A.1	15,000	479,700

CANADA — 3.3%
Lone Pine Resources, Inc.*2	72,000	468,000
Talisman Energy, Inc.2	28,000	352,800
Tourmaline Oil Corp.*	5,800	128,217
		949,017
CHILE — 1.3%
Embotelladora Andina S.A.1	11,000	369,930

CZECH REPUBLIC — 1.4%
Philip Morris CR A.S.	638	398,202

FINLAND — 1.9%
Sampo Oyj - A Shares	19,000	549,127

FRANCE — 7.9%
Bureau Veritas S.A.	5,000	440,123
Cie Generale d'Optique Essilor International S.A.	1,000	89,132
Dassault Systemes S.A.1	5,200	479,128
Neopost S.A.	4,500	289,401
SEB S.A.	6,300	523,971
Technip S.A.1	14,500	426,735
		2,248,490
GERMANY — 12.2%
Dialog Semiconductor PLC*	13,500	329,762
Fuchs Petrolub A.G.	10,800	568,959
Morphosys A.G.*	13,500	346,327
NORMA Group A.G.*	14,500	358,637
Pfeiffer Vacuum Technology A.G.	4,415	500,213
Rational A.G.	2,200	514,504
Wirecard A.G.	46,000	875,779
		3,494,181

INDONESIA — 3.1%
Resource Alam Indonesia Tbk P.T.	718,000	$553,576
Tower Bersama Infrastructure Tbk P.T.	1,000,000	322,616
		876,192
IRELAND — 2.4%
Ryanair Holdings PLC*1	19,250	698,390

ITALY — 3.1%
Luxottica Group S.p.A.1	14,000	504,980
MARR S.p.A.	34,500	389,269
		894,249
JAPAN — 15.4%
Aichi Corp.	94,000	429,286
Amada Co., Ltd.	59,000	397,753
Asics Corp.	30,000	339,253
Chiyoda Corp.	38,234	485,489
Ebara Corp.	130,000	466,473
Kansai Paint Co., Ltd.	60,000	605,292
Pigeon Corp.	8,000	298,176
SMC Corp.	2,650	421,336
Sysmex Corp.	9,820	396,264
Toshiba Machine Co., Ltd.	115,100	582,662
		4,421,984
LUXEMBOURG — 1.2%
L'Occitane International S.A.	148,000	350,296

NETHERLANDS — 5.3%
Gemalto N.V.	9,600	633,649
Koninklijke Vopak N.V.	10,300	593,378
Randstad Holding N.V.	7,440	280,715
		1,507,742
PHILIPPINES — 0.7%
Manila Water Co., Inc.	385,100	208,089

SOUTH KOREA — 1.3%
LG Household & Health Care Ltd.	731	383,871

SWITZERLAND — 10.6%
Acino Holding A.G.*	3,500	416,417
Givaudan S.A.*	485	467,431
Lindt & Spruengli A.G.	10	372,161
Metall Zug A.G.	80	326,133
Micronas Semiconductor Holding A.G.*	25,000	282,486
Schindler Holding A.G.	2,750	330,841
Tecan Group A.G.*	4,800	353,606
Vetropack Holding A.G.	251	492,713
		3,041,788
TAIWAN — 2.4%
Taiwan Hon Chuan Enterprise Co., Ltd.	303,008	686,823

UNITED KINGDOM — 12.9%
Amlin PLC	87,000	$458,935
Domino's Pizza UK & IRL PLC	50,000	345,169
Informa PLC	100,000	706,174
Intercontinental Hotels Group PLC1	23,000	534,060
Mothercare PLC	80,000	212,412
Premier Oil PLC*	56,500	354,526
Sage Group PLC1	17,000	325,380
St. James's Place PLC	103,000	581,723
Telecity Group PLC*	15,000	176,823
		3,695,202
UNITED STATES — 3.0%
Mettler-Toledo International, Inc.*	2,100	387,975
NII Holdings, Inc.*	14,000	256,340
Power Integrations, Inc.	5,500	204,160
		848,475
TOTAL COMMON STOCKS
(Cost $25,245,079) — 98.7%		28,281,421

TOTAL INVESTMENTS
(Cost $25,245,079) — 98.7%		28,281,421

Other assets less liabilities — 1.3%		378,669

TOTAL NET ASSETS — 100.0%		$28,660,090

(equivalent to $9.39 per share; unlimited shares of $1.00 par value capital shares authorized; 3,051,657 shares outstanding)

ADR - American Depositary Receipt
CR - Czech Republic
IRL - Ireland
PLC - Public Limited Company
UK - United Kingdom
* Non-income producing security.
1 ADR - American Depositary Receipt.
2 Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.2%
AUSTRALIA — 1.1%
BHP Billiton Ltd.1	542	$39,241
IOOF Holdings Ltd.	1,458	8,729
Perseus Mining Ltd.*	2,100	5,285
Regis Resources Ltd.*	1,450	6,128
		59,383
BRAZIL — 1.4%
Cia de Bebidas das Americas1	1,918	79,252

CANADA — 4.3%
Enbridge, Inc.2	1,585	61,577
Imperial Oil Ltd.2	1,395	63,319
Kodiak Oil & Gas Corp.*	2,052	20,438
Lone Pine Resources, Inc.*	1,410	9,165
Royal Bank of Canada2	968	56,193
Silver Wheaton Corp.	550	18,260
Talisman Energy, Inc.	750	9,450
Tourmaline Oil Corp.*	104	2,299
		240,701
CHILE — 0.8%
Embotelladora Andina S.A.1	350	11,771
Sociedad Quimica y Minera de Chile S.A.1	520	30,508
		42,279
FINLAND — 1.2%
Sampo Oyj - A Shares	2,315	66,907

FRANCE — 3.8%
AXA S.A.1	4,633	76,769
Dassault Systemes S.A.	638	58,704
LVMH Moet Hennessy Louis Vuitton S.A.	410	70,457
SEB S.A.	105	8,733
		214,663
GERMANY — 5.5%
Adidas A.G.1	1,755	68,568
Bayer A.G.1	1,095	76,968
Fresenius Medical Care A.G. & Co. KGaA1	721	50,939
Fuchs Petrolub A.G.	235	12,380
Pfeiffer Vacuum Technology A.G.	112	12,689
Rational A.G.	41	9,588
Siemens A.G.1	607	61,210
Wirecard A.G.	789	15,021
		307,363
IRELAND — 0.3%
Ryanair Holdings PLC*1	399	14,476

Willis Group Holdings PLC	127	$4,442
		18,918
ISRAEL — 0.1%
Osem Investments Ltd.	454	6,996

ITALY — 0.2%
MARR S.p.A.	829	9,354

JAPAN — 4.4%
Amada Co., Ltd.	1,250	8,427
Chiyoda Corp.	625	7,936
FANUC Corp.1	1,700	50,694
Honda Motor Co., Ltd.1	1,965	75,515
Komatsu Ltd.1	1,465	42,119
Nitto Denko Corp.	1,175	47,343
Sysmex Corp.	300	12,106
		244,140
MEXICO — 1.2%
Wal-Mart de Mexico S.A.B. de C.V.1	2,080	69,826

NETHERLANDS — 0.6%
Gemalto N.V.	140	9,240
Koninklijke Vopak N.V.	259	14,921
Randstad Holding N.V.	242	9,131
		33,292
SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson1	4,130	42,580

SWITZERLAND — 2.0%
Acino Holding A.G.*	88	10,470
Roche Holding A.G.1	860	37,531
SGS S.A.	34	66,139
		114,140
TAIWAN — 1.3%
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	11,333
Taiwan Semiconductor Manufacturing Co., Ltd.1	4,074	62,251
		73,584
UNITED KINGDOM — 7.5%
Amlin PLC	1,406	7,417
Barclays PLC1	5,158	78,144
BG Group PLC1	3,225	74,691
British American Tobacco PLC1	559	56,582
Informa PLC	1,681	11,871
Mothercare PLC	2,281	6,056
Prudential PLC1	2,648	63,631
Standard Chartered PLC	2,360	58,887
Vodafone Group PLC1	2,186	60,487
		417,766

UNITED STATES — 54.7%
ADTRAN, Inc.	832	$25,950
Aegion Corp.*	770	13,729
Affiliated Managers Group, Inc.*	264	29,518
Allegheny Technologies, Inc.	584	24,043
Allergan, Inc.	1,000	95,430
American Capital Agency Corp. REIT	1,765	52,138
AMERIGROUP Corp.*	270	18,166
Anadarko Petroleum Corp.	575	45,045
Apple, Inc.*	115	68,939
AutoZone, Inc.*	99	36,808
Boeing Co.	680	50,572
Buckle, Inc.	389	18,633
CARBO Ceramics, Inc.	150	15,818
Carpenter Technology Corp.	186	9,715
Catalyst Health Solutions, Inc.*	351	22,369
CBS Corp. - Class B	2,153	73,008
Chevron Corp.	775	83,111
Cisco Systems, Inc.	3,900	82,485
Coca-Cola Co.	1,390	102,874
Computer Programs & Systems, Inc.	370	20,912
Cracker Barrel Old Country Store, Inc.	324	18,079
Cree, Inc.*	880	27,834
DaVita, Inc.*	200	18,034
DIRECTV - Class A*	1,600	78,944
Discover Financial Services	3,400	113,356
Dominion Resources, Inc.	1,600	81,936
E*Trade Financial Corp.*	3,387	37,088
Expedia, Inc.	387	12,941
Finisar Corp.*	1,130	22,770
Garmin Ltd.	790	37,090
Gen-Probe, Inc.*	324	21,517
Genesee & Wyoming, Inc. - Class A*	359	19,594
Google, Inc. - Class A*	90	57,712
Gulfport Energy Corp.*	587	17,093
Hartford Financial Services Group, Inc.	1,900	40,052
Herbalife Ltd.	800	55,056
Hologic, Inc.*	1,275	27,476
Humana, Inc.	334	30,888
Intel Corp.	1,266	35,587
KeyCorp	6,500	55,250
Kirby Corp.*	339	22,303
Kraft Foods, Inc. - Class A	2,100	79,821
Lam Research Corp.*	600	26,772
Linear Technology Corp.	525	17,693
LSB Industries, Inc.*	302	11,754
Marvell Technology Group Ltd.*	1,100	17,303
Mettler-Toledo International, Inc.*	183	33,809
Microsoft Corp.	1,595	51,439
Mid-America Apartment Communities, Inc. REIT	219	14,680
Monro Muffler Brake, Inc.	483	20,040
Monster Beverage Corp.*	200	12,418
National Health Investors, Inc. REIT	184	8,976
Nu Skin Enterprises, Inc. - Class A	400	23,164
Occidental Petroleum Corp.	501	47,710
Peabody Energy Corp.	350	10,136

Pfizer, Inc.	1,600	$36,256
Philip Morris International, Inc.	1,000	88,610
Pioneer Natural Resources Co.	321	35,820
Portfolio Recovery Associates, Inc.*	140	10,041
Power Integrations, Inc.	155	5,754
Praxair, Inc.	310	35,538
priceline.com, Inc.*	105	75,337
Progressive Corp.	1,700	39,406
QUALCOMM, Inc.	550	37,411
Regions Financial Corp.	4,997	32,930
Rockwell Automation, Inc.	275	21,918
Salix Pharmaceuticals Ltd.*	370	19,425
Semtech Corp.*	880	25,045
Sotheby's	406	15,972
SPX Corp.	218	16,902
Tempur-Pedic International, Inc.*	290	24,485
Teradata Corp.*	380	25,897
Textron, Inc.	800	22,264
Triumph Group, Inc.	364	22,808
TRW Automotive Holdings Corp.*	425	19,741
U.S. Bancorp	2,540	80,467
United Technologies Corp.	1,005	83,355
UnitedHealth Group, Inc.	1,400	82,516
Veeco Instruments, Inc.*	954	27,284
Verizon Communications, Inc.	2,030	77,607
Waddell & Reed Financial, Inc. - Class A	353	11,441
		3,069,808
TOTAL COMMON STOCKS
(Cost $4,715,104) — 91.2%		5,110,952

EXCHANGE-TRADED FUNDS — 6.8%
MISCELLANEOUS — 3.9%
iShares MSCI ACWI ex U.S. Index Fund	5,301	216,758

UNITED STATES — 2.9%
iShares Russell 3000 Index Fund	1,991	165,810

TOTAL EXCHANGE-TRADED FUNDS
(Cost $372,103) — 6.8%		382,568

TOTAL INVESTMENTS
(Cost $5,087,207) — 98.0%		5,493,520

Other assets less liabilities — 2.0%		114,876

TOTAL NET ASSETS — 100.0%		$5,608,396

(equivalent to $9.93 per share; unlimited shares of $1.00 par value capital shares authorized; 564,589 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
1 ADR - American Depositary Receipt.
2 Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 10.8%
Amazon.com, Inc.*	5,879	$1,190,556
Deckers Outdoor Corp.*	20,900	1,317,745
DIRECTV - Class A*	31,000	1,529,540
Expedia, Inc.	40,000	1,337,600
priceline.com, Inc.*	2,600	1,865,500
Starbucks Corp.	17,900	1,000,431
TRW Automotive Holdings Corp.*	21,400	994,030
Wynn Resorts Ltd.	7,600	949,088
		10,184,490
CONSUMER STAPLES — 11.8%
Anheuser-Busch InBev N.V.1	23,000	1,672,560
Estee Lauder Cos., Inc. - Class A	26,000	1,610,440
Green Mountain Coffee Roasters, Inc.*	17,500	819,700
JM Smucker Co.	17,600	1,431,936
Kraft Foods, Inc. - Class A	50,000	1,900,500
Mead Johnson Nutrition Co.	12,400	1,022,752
Philip Morris International, Inc.	29,500	2,613,995
		11,071,883
ENERGY — 12.5%
Anadarko Petroleum Corp.	23,700	1,856,658
Apache Corp.	19,000	1,908,360
Cameco Corp.2	85,000	1,826,650
Chevron Corp.	22,000	2,359,280
Occidental Petroleum Corp.	11,300	1,076,099
Peabody Energy Corp.	25,000	724,000
Pioneer Natural Resources Co.	18,426	2,056,157
		11,807,204
FINANCIALS — 14.1%
American Capital Agency Corp. REIT	97,400	2,877,196
Capital One Financial Corp.	50,000	2,787,000
Discover Financial Services	38,000	1,266,920
SL Green Realty Corp. REIT	24,200	1,876,710
SLM Corp.	123,500	1,946,360
U.S. Bancorp	80,200	2,540,736
		13,294,922
HEALTH CARE — 11.9%
Allergan, Inc.	22,000	2,099,460
AmerisourceBergen Corp.	51,200	2,031,616
Express Scripts, Inc.*	47,000	2,546,460
St. Jude Medical, Inc.	46,000	2,038,260
Teva Pharmaceutical Industries Ltd.1	21,000	946,260
UnitedHealth Group, Inc.	26,000	1,532,440
		11,194,496

INDUSTRIALS — 9.1%
Boeing Co.	15,000	$1,115,550
Danaher Corp.	50,000	2,800,000
Union Pacific Corp.	20,000	2,149,600
United Technologies Corp.	30,000	2,488,200
		8,553,350
INFORMATION TECHNOLOGY — 21.9%
Apple, Inc.	6,863	4,114,163
Cisco Systems, Inc.	103,000	2,178,450
Google, Inc. - Class A*	3,000	1,923,720
Informatica Corp.*	35,400	1,872,660
Intel Corp.	80,000	2,248,800
Juniper Networks, Inc.*	73,900	1,690,832
Microsoft Corp.	55,000	1,773,750
Oracle Corp.	70,000	2,041,200
QUALCOMM, Inc.	40,000	2,720,800
		20,564,375
TELECOMMUNICATION SERVICES — 3.4%
CenturyLink, Inc.	46,700	1,804,955
Verizon Communications, Inc.	37,100	1,418,333
		3,223,288
UTILITIES — 3.1%
Alliant Energy Corp.	21,000	909,720
Dominion Resources, Inc.	40,000	2,048,400
		2,958,120
TOTAL COMMON STOCKS
(Cost $73,833,166) — 98.6%		92,852,128

TOTAL INVESTMENTS
(Cost $73,833,166) — 98.6%		92,852,128

Other assets less liabilities — 1.4%		1,297,154

TOTAL NET ASSETS — 100.0%		$94,149,282

(equivalent to $14.21 per share; unlimited shares of $1.00 par value capital shares authorized; 6,627,730 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
1 ADR - American Depositary Receipt.
2 Foreign security denominated in U.S. Dollars.
See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 22.6%
AutoZone, Inc.*	87,209	$32,424,306
CBS Corp. - Class B	1,155,007	39,166,287
Deckers Outdoor Corp.*	170,350	10,740,567
Discovery Communications, Inc. - Class A*	182,600	9,239,560
Discovery Communications, Inc. - Class C*	278,850	13,072,488
Dollar Tree, Inc.*	134,075	12,668,747
Expedia, Inc.	388,100	12,978,064
Limited Brands, Inc.	180,050	8,642,400
Macy's, Inc.	609,471	24,214,283
Nordstrom, Inc.	174,775	9,738,463
NVR, Inc.*	7,350	5,338,526
O'Reilly Automotive, Inc.*	96,775	8,840,396
priceline.com, Inc.*	8,490	6,091,575
Tempur-Pedic International, Inc.*	196,600	16,598,938
Tractor Supply Co.	84,625	7,663,640
TRW Automotive Holdings Corp.*	620,438	28,819,345
Warnaco Group, Inc.*	94,037	5,491,761
Weight Watchers International, Inc.	42,400	3,272,856
Wynn Resorts Ltd.	89,675	11,198,614
		266,200,816
CONSUMER STAPLES — 7.8%
Dr. Pepper Snapple Group, Inc.	72,575	2,918,241
Herbalife Ltd.1	742,365	51,089,559
Hormel Foods Corp.	412,400	12,174,048
Monster Beverage Corp.*	129,792	8,058,785
Nu Skin Enterprises, Inc. - Class A	246,800	14,292,188
Whole Foods Market, Inc.	48,075	3,999,840
		92,532,661
ENERGY — 6.8%
CARBO Ceramics, Inc.	77,004	8,120,072
Cimarex Energy Co.	143,375	10,820,511
Concho Resources, Inc.*	84,088	8,583,703
Continental Resources, Inc.*	40,450	3,471,419
Kodiak Oil & Gas Corp.*1	1,131,330	11,268,047
Oasis Petroleum, Inc.*	208,600	6,431,138
Peabody Energy Corp.	335,000	9,701,600
Pioneer Natural Resources Co.	192,473	21,478,062
		79,874,552
FINANCIALS — 28.2%
Affiliated Managers Group, Inc.*	187,120	20,921,887
American Capital Agency Corp. REIT	1,590,925	46,995,925
Arch Capital Group Ltd.*1	465,682	17,341,998
Axis Capital Holdings Ltd.1	658,325	21,836,640
CBOE Holdings, Inc.	160,250	4,554,305
E*Trade Financial Corp.*	3,418,556	37,433,188

Fifth Third Bancorp	954,225	$13,406,861
Hartford Financial Services Group, Inc.	1,506,625	31,759,655
Huntington Bancshares, Inc.	2,585,458	16,676,204
KeyCorp	4,808,925	40,875,863
Prosperity Bancshares, Inc.	306,830	14,052,814
Regions Financial Corp.	5,038,719	33,205,158
Reinsurance Group of America, Inc.	197,050	11,718,564
SVB Financial Group*	137,279	8,832,531
W.R. Berkley Corp.	365,853	13,214,610
		332,826,203
HEALTH CARE — 8.7%
DaVita, Inc.*	131,950	11,897,932
Hologic, Inc.*	1,266,675	27,296,846
Humana, Inc.	251,069	23,218,861
Mednax, Inc.*	169,575	12,611,293
St. Jude Medical, Inc.	432,736	19,174,532
Zimmer Holdings, Inc.	130,050	8,359,614
		102,559,078
INDUSTRIALS — 5.8%
Rockwell Automation, Inc.	132,000	10,520,400
SPX Corp.	122,935	9,531,150
Stanley Black & Decker, Inc.	153,175	11,788,348
Textron, Inc.	752,925	20,953,903
WESCO International, Inc.*	243,725	15,917,680
		68,711,481
INFORMATION TECHNOLOGY — 11.6%
Altera Corp.	321,550	12,804,121
Avnet, Inc.*	463,600	16,870,404
Check Point Software Technologies Ltd.*1	178,925	11,422,572
Lam Research Corp.*	660,150	29,455,893
Linear Technology Corp.	386,150	13,013,255
Marvell Technology Group Ltd.*1	616,300	9,694,399
Skyworks Solutions, Inc.*	279,321	7,723,226
Teradata Corp.*	180,525	12,302,779
Western Digital Corp.*	582,675	24,116,918
		137,403,567
MATERIALS — 5.2%
Allegheny Technologies, Inc.	570,764	23,498,354
NewMarket Corp.	35,625	6,676,125
Royal Gold, Inc.	66,300	4,324,086
Silver Wheaton Corp.1	411,175	13,651,010
Steel Dynamics, Inc.	332,650	4,836,731
Westlake Chemical Corp.	124,700	8,079,313
		61,065,619
UTILITIES — 2.0%
Alliant Energy Corp.	306,775	13,289,493

UGI Corp.	385,300	$10,499,425
		23,788,918
TOTAL COMMON STOCKS
(Cost $1,024,471,720) — 98.7%		1,164,962,895

TOTAL INVESTMENTS
(Cost $1,024,471,720) — 98.7%		1,164,962,895

Other assets less liabilities — 1.3%		14,862,502

TOTAL NET ASSETS — 100.0%		$1,179,825,397

(equivalent to $14.58 per share; unlimited shares of $1.00 par value capital shares authorized; 80,923,280 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
1 Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 14.7%
Bebe Stores, Inc.	482,800	$4,456,244
Buckle, Inc.	90,025	4,312,198
Chico's FAS, Inc.	281,700	4,253,670
Cracker Barrel Old Country Store, Inc.	99,000	5,524,200
Jos. A. Bank Clothiers, Inc.*	81,000	4,083,210
Monro Muffler Brake, Inc.	143,400	5,949,666
Rent-A-Center, Inc.	23,500	887,125
Sotheby's	99,500	3,914,330
Steiner Leisure Ltd.*1	48,600	2,373,138
Ulta Salon, Cosmetics & Fragrance, Inc.	25,725	2,389,595
		38,143,376
CONSUMER STAPLES — 0.7%
Darling International, Inc.*	100,000	1,742,000

ENERGY — 7.8%
CARBO Ceramics, Inc.	28,000	2,952,600
Gulfport Energy Corp.*	165,300	4,813,536
Key Energy Services, Inc.*	130,100	2,010,045
Kodiak Oil & Gas Corp.*1	73,200	729,072
OYO Geospace Corp.*	14,780	1,556,777
Stone Energy Corp.*	165,000	4,717,350
Western Refining, Inc.	190,000	3,575,800
		20,355,180
FINANCIALS — 11.4%
Cohen & Steers, Inc.	134,590	4,293,421
Home Properties, Inc. REIT	34,500	2,104,845
Mid-America Apartment Communities, Inc. REIT	66,500	4,457,495
National Financial Partners Corp.*	152,060	2,302,188
National Health Investors, Inc. REIT	64,700	3,156,066
Portfolio Recovery Associates, Inc.*	47,770	3,426,065
Signature Bank*	44,800	2,824,192
Summit Hotel Properties, Inc. REIT	243,778	1,847,837
Waddell & Reed Financial, Inc. - Class A	157,500	5,104,575
		29,516,684
HEALTH CARE — 17.7%
Acorda Therapeutics, Inc.*	75,000	1,991,250
Akorn, Inc.*	91,900	1,075,230
AMERIGROUP Corp.*	67,439	4,537,296
Bio-Reference Labs, Inc.*	76,432	1,796,916
Catalyst Health Solutions, Inc.*	85,100	5,423,423
Computer Programs & Systems, Inc.	29,900	1,689,948
Covance, Inc.*	58,600	2,791,118
Endo Pharmaceuticals Holdings, Inc.*	96,500	3,737,445
Gen-Probe, Inc.*	60,225	3,999,542
Genomic Health, Inc.*	64,100	1,962,101

ICU Medical, Inc.*	66,745	$3,281,184
Merit Medical Systems, Inc.*	220,963	2,744,361
Salix Pharmaceuticals Ltd.*	100,600	5,281,500
Sirona Dental Systems, Inc.*	52,300	2,695,542
Team Health Holdings, Inc.*	147,900	3,040,824
		46,047,680
INDUSTRIALS — 17.0%
Aegion Corp.*	139,800	2,492,634
Chart Industries, Inc.*	60,000	4,399,800
Crane Co.	63,000	3,055,500
EnPro Industries, Inc.*	54,100	2,223,510
Genesee & Wyoming, Inc. - Class A*	67,000	3,656,860
Greenbrier Cos., Inc.*	60,000	1,187,400
Kirby Corp.*	66,100	4,348,719
Lindsay Corp.	31,000	2,054,370
Robbins & Myers, Inc.	28,000	1,457,400
Teledyne Technologies, Inc.*	56,000	3,530,800
Titan International, Inc.	120,000	2,838,000
Titan Machinery, Inc.*	134,100	3,781,620
Triumph Group, Inc.	65,000	4,072,900
United Rentals, Inc.*	120,000	5,146,800
		44,246,313
INFORMATION TECHNOLOGY — 26.2%
ADTRAN, Inc.	74,200	2,314,298
Cabot Microelectronics Corp.	53,200	2,068,416
Cree, Inc.*	21,500	680,045
Cymer, Inc.*	95,100	4,755,000
Daktronics, Inc.	109,600	974,344
ExactTarget, Inc.	17,600	457,600
Finisar Corp.*	176,600	3,558,490
Hittite Microwave Corp.*	31,400	1,705,334
j2 Global Communications, Inc.	105,300	3,020,004
Jack Henry & Associates, Inc.	159,500	5,442,140
MKS Instruments, Inc.	46,000	1,358,380
Netgear, Inc.*	97,100	3,709,220
Novellus Systems, Inc.*	19,500	973,245
Oclaro, Inc.*	455,500	1,794,670
Omnivision Technologies, Inc.*	102,400	2,048,000
Plantronics, Inc.	45,900	1,847,934
Progress Software Corp.*	54,300	1,282,566
Quest Software, Inc.*	107,200	2,494,544
Semtech Corp.*	137,900	3,924,634
Skyworks Solutions, Inc.*	133,100	3,680,215
SPS Commerce, Inc.*	48,450	1,302,336
Stratasys, Inc.*	113,545	4,146,664
TIBCO Software, Inc.*	179,700	5,480,850
ValueClick, Inc.*	131,800	2,601,732
Veeco Instruments, Inc.*	97,300	2,782,780
ViaSat, Inc.*	73,596	3,548,063
		67,951,504
MATERIALS — 4.4%
Balchem Corp.	35,000	1,058,750

Carpenter Technology Corp.	51,300	$2,679,399
Kraton Performance Polymers, Inc.*	63,000	1,673,910
Kronos Worldwide, Inc.	30,000	748,200
LSB Industries, Inc.*	80,000	3,113,600
TPC Group, Inc.*	50,000	2,210,500
		11,484,359
TOTAL COMMON STOCKS
(Cost $205,127,046) — 99.9%		259,487,096

TOTAL INVESTMENTS
(Cost $205,127,046) — 99.9%		259,487,096

Other assets less liabilities — 0.1%		178,530

TOTAL NET ASSETS — 100.0%		$259,665,626

(equivalent to $16.70 per share; unlimited shares of $1.00 par value capital shares authorized; 15,550,497 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
1 Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedules of Investments.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES — 14.2%
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 04/15/261, 2	$343,243	$316,382
Countrywide Asset-Backed Certificates
Series 2006-S2, Class A3, 5.841%, 07/25/271	44,292	30,515
Series 2006-S2, Class A4, 6.091%, 07/25/271	1,270,913	579,266
GMAC Mortgage Corp. Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/361, 2	64,816	42,227
GSAA Trust Series 2006-S1, Class 1A1, 0.402%, 01/25/371, 2	472,708	127,176
Home Equity Mortgage Trust
Series 2006-1, Class A1B, 0.372%, 05/25/361, 2	346,577	328,621
Series 2006-1, Class A2, 5.300%, 05/25/361	675,000	334,908
Series 2006-5, Class A1, 5.500%, 01/25/371	381,874	66,694
Nomura Asset Acceptance Corp.
Series 2006-S1, Class A3, 0.462%, 01/25/361, 2, 3	326,153	147,987
Series 2006-S1, Class A2, 0.552%, 01/25/361, 2, 3	953,070	436,989
Residential Funding Mortgage Securities II, Inc.
Series 2003-HS1, Class AI6, 3.830%, 02/25/331, 2	32,429	30,996
Series 2003-HS3, Class A2A, 0.522%, 08/25/331, 2	20,695	15,826
Series 2006-HSA1, Class A3, 5.230%, 02/25/361, 2	110,879	74,417
Series 2006-HSA1, Class A5, 5.310%, 02/25/361, 2	100,143	67,247
Series 2006-HSA2, Class AI3, 5.550%, 03/25/361, 2	731,697	292,629
Structured Asset Securities Corp.
Series 2005-S6, Class A2, 0.822%, 11/25/351, 2	15,192	13,847
Series 2005-S7, Class A2, 0.542%, 12/25/351, 2, 3	505,035	371,212
Series 2006-S2, Class A2, 5.500%, 06/25/361	1,646,033	888,856

TOTAL ASSET-BACKED SECURITIES (Cost $4,010,137) — 14.2%		4,165,795

CORPORATE BONDS — 42.1%
Ally Financial, Inc.
4.500%, 02/11/14	250,000	250,313
5.500%, 02/15/17	200,000	200,238
6.250%, 12/01/17	220,000	226,542
7.500%, 09/15/20	875,000	945,000
American International Group, Inc.
5.050%, 10/01/151	270,000	287,624
6.400%, 12/15/201	630,000	712,989
Bank of America Corp.
3.750%, 07/12/16	275,000	276,370
5.000%, 05/13/21	850,000	851,312
Citigroup, Inc.
4.450%, 01/10/17	265,000	277,589
4.500%, 01/14/22	750,000	752,936
Ford Motor Credit Co., LLC
3.875%, 01/15/15	200,000	201,952
4.250%, 02/03/17	650,000	656,986
5.000%, 05/15/18	585,000	605,976
Goldman Sachs Group, Inc.
3.625%, 02/07/16	265,000	264,925
6.000%, 06/15/20	105,000	110,482
5.250%, 07/27/21	795,000	786,983
Hartford Financial Services Group, Inc. 6.000%, 01/15/191	270,000	294,936
Hertz Corp. 6.750%, 04/15/191	125,000	129,375

JPMorgan Chase & Co. 4.350%, 08/15/21	$355,000	$362,716
Liberty Mutual Group, Inc. 5.000%, 06/01/211, 3	235,000	234,677
Lloyds TSB Bank PLC 6.500%, 09/14/203, 4	130,000	128,600
Morgan Stanley
3.800%, 04/29/16	300,000	292,023
5.750%, 01/25/211	50,000	49,089
5.500%, 07/28/211	820,000	801,373
Nationwide Financial Services 5.375%, 03/25/211, 3	150,000	153,286
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 05/01/211	274,840	288,225
Royal Bank of Scotland PLC 3.950%, 09/21/154	445,000	449,938
Telecom Italia Capital S.A.
7.175%, 06/18/191, 4	420,000	447,300
7.721%, 06/04/381, 4	505,000	492,375
Telefonica Emisiones S.A.U. 5.462%, 02/16/214	160,000	155,546
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/241	343,542	348,695
UAL 2007-1 Pass-Through Trust 6.636%, 01/02/241	276,630	293,227

TOTAL CORPORATE BONDS (Cost $11,805,702) — 42.1%		12,329,598

SHORT-TERM INVESTMENTS — 42.5%
UMB Money Market Fiduciary, 0.010%2	12,440,659	12,440,659

TOTAL SHORT-TERM INVESTMENTS (Cost $12,440,659) — 42.5%		12,440,659

TOTAL INVESTMENTS (Cost $28,256,498) — 98.8%		28,936,052

Other assets less liabilities — 1.2%		362,762

TOTAL NET ASSETS — 100.0%		$29,298,814

(equivalent to $10.99 per share; unlimited shares of $1.00 par value capital shares authorized; 2,665,210 shares outstanding )

LLC - Limited Liability Company
PLC - Public Limited Company
1 Callable.
2 Variable Rate Security (presented at the current rate as of March 31, 2012).
3 144A restricted security.
4 Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS
		Currency			Unrealized
		Amount	Value at	Value at	Appreciation
Description		Purchased (Sold)	Settlement Date	March 31, 2012	(Depreciation)

Japanese Yen		(474,770,250)	$(5,790,000)	$(5,758,979)	$31,021

TOTAL FORWARD CONTRACTS			$(5,790,000)	$(5,758,979)	$31,021

FUTURES CONTRACTS
		Number of			Unrealized
	Expiration	Contracts	Value at	Value at	Appreciation
Description	Date	Long (Short)	Trade Date	March 31, 2012	(Depreciation)

U.S. 30 Year Treasury Bond	June 2012	(45)	$(6,177,728)	$(6,198,750)	$(21,022)

TOTAL FUTURES CONTRACTS			$(6,177,728)	$(6,198,750)	$(21,022)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

	Reference	Buy/Sell1	Rating of Reference Entity	Pay/Receive	Fixed	Expiration	Notional	Unrealized Appreciation
Counterparty	Entity	Protection	(Moody's/S&P)	Fixed Rate	Rate	Date	Value2	(Depreciation)

Goldman Sachs	CDX North America High
	Yield Index Series 17	Sell	B2/B	Receive	5.00%	12/20/2016	$1,940,000	$31,488

JP Morgan	CDX North America High
	Yield Index Series 17	Sell	B2/B	Receive	5.00%	12/20/2016	2,425,000	40,876

TOTAL SWAP CONTRACTS							$4,365,000	$72,364

1 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

2 The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES — 10.7%
Ally Master Owner Trust Series 2011-1, Class A1, 1.112%, 01/15/161, 2	$1,245,000	$1,255,597
AmeriCredit Automobile Receivables Trust Series 2008-AF, Class A4, 6.960%, 10/14/141	518,697	533,178
Chase Issuance Trust
Series 2005-A11, Class A, 0.312%, 12/15/141, 2	1,460,000	1,460,565
Series 2011-A3, Class A3, 0.362%, 12/15/151, 2	765,000	765,000
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A3, 2.820%, 01/15/161	325,046	326,732
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5, 2.250%, 12/23/141	1,000,000	1,012,678
Discover Card Master Trust
Series 2009-A1, Class A1, 1.542%, 12/15/141, 2	645,000	646,724
Series 2009-A2, Class A, 1.542%, 02/17/151, 2	985,000	989,906
Ford Credit Auto Owner Trust Series 2009-D, Class A3, 2.170%, 10/15/131	242,387	243,309
Hertz Vehicle Financing, LLC
Series 2009-2A, Class A1, 4.260%, 03/25/141, 3	910,000	932,151
Series 2011-1A, Class A1, 2.200%, 03/25/161, 3	1,705,000	1,719,672
Honda Auto Receivables Owner Trust Series 2012-1, Class A2, 0.570%, 08/15/141	875,000	875,388
Huntington Auto Trust Series 2012-1, Class A2, 0.540%, 11/17/141	1,240,000	1,239,654
Hyundai Auto Receivables Trust
Series 2009-A, Class A3, 2.030%, 08/15/131	466,384	467,690
Series 2010-B, Class A3, 0.970%, 04/15/151	324,531	325,653
Keystone Owner Trust Series 1998-P1, Class M1, 7.530%, 05/25/251, 3	1,163	1,140
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A2, 0.352%, 11/15/131, 2	1,189,381	1,189,601
Mid-State Trust Series 11, Class A1, 4.864%, 07/15/381	116,892	117,679
Sears Credit Account Master Trust Series 2002-3, Class A, 0.532%, 05/17/161, 2	595,000	594,170
SLM Student Loan Trust
Series 2008-2, Class A1, 0.860%, 01/25/151, 2	117,294	117,315
Series 2007-1, Class A3, 0.590%, 07/25/181, 2	477,193	475,075
USAA Auto Owner Trust Series 2010-1, Class A3, 1.300%, 06/16/141	451,570	452,578

TOTAL ASSET-BACKED SECURITIES (Cost $15,710,051) — 10.7%		15,741,455

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-1, Class A2, 4.648%, 03/11/131	967,449	986,382
Series 2002-2, Class A3, 5.118%, 07/11/431	160,816	160,946
Series 2006-3, Class A4, 5.889%, 07/10/441, 2	860,000	965,322
Series 2007-5, Class A4, 5.492%, 02/10/511	520,000	586,267
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.186%, 05/11/392	345,000	360,167
CFCRE Commercial Mortgage Trust Series 2011-C1, Class A1, 1.871%, 04/15/441, 3	678,497	680,810
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CP5, Class A2, 4.940%, 12/15/351	972,661	985,876

GE Capital Commercial Mortgage Corp. Series 2003-C2, Class A4, 5.145%, 07/10/371	$365,000	$377,334
GMAC Commercial Mortgage Securities, Inc. Series 2002-C3, Class A2, 4.930%, 07/10/391	1,828,692	1,851,863
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4, 4.111%, 07/05/351	768,918	786,794
GS Mortgage Securities Corp. II Series 2007-EOP, Class A1, 1.103%, 03/06/202, 3	1,038,741	1,030,950
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.787%, 08/15/452, 3	850,000	958,780

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,737.807) — 6.7%		9,731,491

CORPORATE BONDS — 33.0%
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 07/31/221	786,362	802,089
American International Group, Inc.
4.250%, 09/15/141	685,000	706,718
5.050%, 10/01/151	670,000	713,734
6.400%, 12/15/201	1,305,000	1,476,906
Bank of America Corp.
3.875%, 03/22/17	570,000	573,144
5.700%, 01/24/22	690,000	730,423
Barclays Bank PLC
2.750%, 02/23/154	980,000	989,332
3.900%, 04/07/154	570,000	592,214
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 01/15/21	468,428	507,223
Citigroup, Inc.
4.587%, 12/15/15	865,000	910,931
4.450%, 01/10/17	765,000	801,342
4.500%, 01/14/22	700,000	702,741
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/231	1,282,679	1,390,808
Credit Suisse
2.200%, 01/14/144	565,000	570,535
5.500%, 05/01/144	1,890,000	2,026,643
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 02/10/241	1,081,078	1,183,780
Delta Air Lines 2011-1 Pass-Through Trust 5.300%, 10/15/201	800,000	853,000
Deutsche Bank A.G. 4.875%, 05/20/134	385,000	399,347
Deutsche Telekom International Finance B.V. 2.250%, 03/06/171, 3, 4	1,350,000	1,336,179
Entergy Arkansas, Inc. 5.000%, 07/01/181	315,000	314,257
Entergy Texas, Inc. 3.600%, 06/01/151	1,005,000	1,041,261
Farmers Insurance Exchange 6.000%, 08/01/143	315,000	330,492
FUEL Trust 4.207%, 04/15/163	2,090,000	2,144,919
General Electric Capital Corp. 2.950%, 05/09/16	880,000	917,946
Goldman Sachs Group, Inc.
6.000%, 06/15/20	485,000	510,320
5.750%, 01/24/22	710,000	730,405
Hartford Financial Services Group, Inc.
5.500%, 10/15/161	610,000	646,993
5.375%, 03/15/171	580,000	617,550
6.000%, 01/15/191	1,075,000	1,174,284
5.500%, 03/30/201	547,000	584,575

HSBC USA, Inc. 2.375%, 02/13/15	$935,000	$941,411
ING Bank N.V. 3.750%, 03/07/173, 4	1,445,000	1,431,232
JPMorgan Chase & Co. 3.450%, 03/01/16	925,000	964,460
Kiowa Power Partners, LLC 4.811%, 12/30/133	78,217	79,001
Liberty Mutual Group, Inc. 5.000%, 06/01/211, 3	1,420,000	1,418,046
Lincoln National Corp. 4.850%, 06/24/211	920,000	971,186
Lloyds TSB Bank PLC 4.200%, 03/28/174	580,000	584,356
Merrill Lynch & Co., Inc. 5.000%, 01/15/15	760,000	792,868
MetLife Institutional Funding II 1.625%, 04/02/153	1,565,000	1,563,588
Metropolitan Life Global Funding I 2.500%, 09/29/153	120,000	123,623
Morgan Stanley
5.375%, 10/15/151	655,000	676,614
4.750%, 03/22/17	940,000	940,313
Nationwide Financial Services 5.375%, 03/25/211, 3	1,490,000	1,522,637
New York Life Global Funding 1.850%, 12/13/133	1,380,000	1,402,468
Northern Trust Corp. 3.375%, 08/23/21	150,000	153,358
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 05/01/211	645,874	677,328
Pricoa Global Funding I 5.450%, 06/11/143	145,000	156,525
Prudential Holdings, LLC
7.245%, 12/18/231, 3	75,000	89,023
8.695%, 12/18/231, 3	1,370,000	1,703,211
Prudential Insurance Co. of America 8.300%, 07/01/253	530,000	702,863
Royal Bank of Scotland PLC 3.950%, 09/21/154	465,000	470,160
Simon Property Group LP 2.150%, 09/15/171	1,120,000	1,103,969
Telefonica Emisiones S.A.U. 3.992%, 02/16/164	610,000	607,168
UBS A.G.
2.250%, 01/28/144	370,000	371,519
5.875%, 12/20/174	475,000	526,635
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 07/02/25	269,205	298,255
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 01/02/291	852,117	934,679
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 07/02/301	239,718	276,383
Wells Fargo & Co. 3.500%, 03/08/22	655,000	644,827
TOTAL CORPORATE BONDS (Cost $47,165,034) — 33.0%		48,407,797

MORTGAGE-BACKED SECURITIES — 15.3%
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 03/27/371, 2, 3	$275,942	$282,106
Fannie Mae Pool
4.469%, 08/01/13	20,802	21,112
0.685%, 06/01/182	1,310,000	1,316,340
0.655%, 07/01/182	530,000	533,484
0.665%, 08/01/182	1,753,576	1,767,791
3.330%, 07/01/20	1,086,452	1,175,593
3.330%, 10/01/20	1,307,655	1,374,806
0.736%, 11/01/202	6,420,000	6,463,322
3.230%, 11/01/20	1,404,130	1,467,845
4.000%, 04/01/24	1,300,171	1,378,359
4.000%, 11/01/25	1,107,742	1,174,358
2.500%, 03/01/26	570,781	579,667
5.970%, 01/01/40	166,327	201,831
5.970%, 01/01/40	195,679	237,448
5.100%, 12/01/40	310,452	337,917
Fannie Mae REMIC
Series 2008-76, Class GF, 0.892%, 09/25/232	779,924	788,603
Series 2004-67, Class AK, 4.250%, 01/25/30	102,296	102,351
Fannie Mae-Aces Series 2011-M6, Class A1, 1.951%, 06/25/21	504,890	505,568
Freddie Mac Gold Pool 5.000%, 06/01/12	223,829	227,305
Freddie Mac REMIC
Series 3676, Class AB, 1.500%, 12/15/151	73,682	73,687
Series 3609, Class LA, 4.000%, 12/15/241	981,954	1,039,039
Series 3688, Class JA, 3.500%, 01/15/301	1,379,346	1,448,444
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 01/25/141	20,679	20,944

TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,923,525) — 15.3%		22,517,920

U.S. GOVERNMENT AND AGENCIES — 27.5%
Federal Deposit Insurance Corp. Series 2011-C1, Class A, 1.840%, 04/25/311, 2, 3	591,646	598,732
Government National Mortgage Association
6.000%, 03/15/13	343	376
6.000%, 06/15/13	1,052	1,155
7.000%, 07/20/16	10,243	11,110
National Credit Union Administration Series 2010-A1, Class A, 0.593%, 12/07/201, 2	1,340,206	1,345,138
United States Treasury Note/Bond
0.750%, 03/31/13	6,710,000	6,744,597
0.625%, 04/30/13	9,565,000	9,604,982
0.125%, 08/31/13	11,710,000	11,683,465
2.000%, 11/15/21	175,000	172,279
2.000%, 02/15/22	4,470,000	4,384,091

3.125%, 02/15/42	$6,095,000	$5,842,631

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $40,429,478) — 27.5%		40,388,556

SHORT-TERM INVESTMENTS — 15.9%
UMB Money Market Fiduciary, 0.010%2	23,288,595	23,288,595

TOTAL SHORT-TERM INVESTMENTS (Cost $23,288,595) — 15.9%		23,288,595

TOTAL INVESTMENTS (Cost $158,254,580) — 109.1%		160,075,814

Liabilities less other assets — (9.1)%		(13,313,696)

TOTAL NET ASSETS — 100.0%		$146,762,118

(equivalent to $11.47 per share; unlimited shares of $1.00 par value capital shares authorized; 12,648,435 shares outstanding for Institutional Class; equivalent to $11.47 per share; unlimited shares of $1.00 par value capital shares authorized; 147,085 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
1 Callable.
2 Variable Rate Security (presented at the current rate as of March 31, 2012).
3 144A restricted security.
4 Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES — 12.0%
Ally Master Owner Trust Series 2011-1, Class A1, 1.112%, 01/15/161, 2	$3,645,000	$3,676,026
AmeriCredit Automobile Receivables Trust Series 2008-AF, Class A4, 6.960%, 10/14/141	1,299,793	1,336,080
Chase Issuance Trust
Series 2005-A11, Class A, 0.312%, 12/15/141, 2	4,190,000	4,191,622
Series 2011-A3, Class A3, 0.362%, 12/15/151, 2	2,220,000	2,220,000
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A3, 2.820%, 01/15/161	673,439	676,930
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5, 2.250%, 12/23/141	2,950,000	2,987,400
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 04/15/261, 2	1,127,800	1,039,542
Countrywide Asset-Backed Certificates
Series 2006-S2, Class A3, 5.841%, 07/25/271	831,523	572,878
Series 2006-S2, Class A4, 6.091%, 07/25/271	1,369,255	624,089
Discover Card Master Trust
Series 2009-A1, Class A1, 1.542%, 12/15/141, 2	2,182,000	2,187,833
Series 2009-A2, Class A, 1.542%, 02/17/151, 2	2,940,000	2,954,644
Ford Credit Auto Owner Trust Series 2009-D, Class A3, 2.170%, 10/15/131	548,868	550,955
GMAC Mortgage Corp. Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/361, 2	1,321,798	861,125
Hertz Vehicle Financing, LLC
Series 2009-2A, Class A1, 4.260%, 03/25/141, 3	1,825,000	1,869,424
Series 2011-1A, Class A1, 2.200%, 03/25/161, 3	4,360,000	4,397,518
Home Equity Mortgage Trust Series 2006-5, Class A1, 5.500%, 01/25/371	4,131,399	721,545
Honda Auto Receivables Owner Trust Series 2012-1, Class A2, 0.570%, 08/15/141	2,400,000	2,401,063
Huntington Auto Trust Series 2012-1, Class A2, 0.540%, 11/17/141	3,555,000	3,554,007
Hyundai Auto Receivables Trust
Series 2009-A, Class A3, 2.030%, 08/15/131	930,521	933,126
Series 2010-B, Class A3, 0.970%, 04/15/151	930,641	933,858
Keystone Owner Trust Series 1998-P1, Class M1, 7.530%, 05/25/251, 3	259	253
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A2, 0.352%, 11/15/131, 2	3,508,445	3,509,094
Mid-State Trust Series 11, Class A1, 4.864%, 07/15/381	827,238	832,804
Nomura Asset Acceptance Corp. Series 2006-S1, Class A2, 0.552%, 01/25/361, 2, 3	555,037	254,488
Residential Funding Mortgage Securities II, Inc.
Series 2003-HS1, Class AI6, 3.830%, 02/25/331, 2	167,449	160,050
Series 2003-HS3, Class A2A, 0.522%, 08/25/331, 2	324,992	248,527
Series 2005-HS1, Class AI4, 5.110%, 09/25/351	630,000	70,914
Series 2006-HSA1, Class A3, 5.230%, 02/25/361, 2	1,432,982	961,749
Series 2006-HSA1, Class A5, 5.310%, 02/25/361, 2	1,395,930	937,386
Series 2006-HSA1, Class A4, 5.490%, 02/25/361, 2	1,207,091	568,053
Series 2006-HSA2, Class AI3, 5.550%, 03/25/361, 2	975,597	390,172
Series 2006-HSA2, Class AI4, 5.810%, 03/25/361	820,000	196,461
SACO I, Inc. Series 2006-9, Class A1, 0.542%, 08/25/361, 2	801,270	228,025
SLM Student Loan Trust
Series 2008-2, Class A1, 0.860%, 01/25/151, 2	325,730	325,789

Series 2007-1, Class A3, 0.590%, 07/25/181, 2	$1,288,768	$1,283,049
Structured Asset Securities Corp.
Series 2005-S6, Class A2, 0.822%, 11/25/351, 2	297,773	271,392
Series 2005-S7, Class A2, 0.542%, 12/25/351, 2, 3	519,261	381,669
Series 2006-S2, Class A2, 5.500%, 06/25/361	1,975,240	1,066,628
USAA Auto Owner Trust Series 2010-1, Class A3, 1.300%, 06/16/141	1,286,664	1,289,537

TOTAL ASSET-BACKED SECURITIES (Cost $54,041,187) — 12.0%		51,665,705

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-1, Class A2, 4.648%, 03/11/131	1,925,224	1,962,900
Series 2002-2, Class A3, 5.118%, 07/11/431	397,331	397,653
Series 2006-3, Class A4, 5.889%, 07/10/441, 2	2,670,000	2,996,990
Series 2007-5, Class A4, 5.492%, 02/10/511	1,570,000	1,770,076
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.186%, 05/11/392	1,025,000	1,070,061
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CP5, Class A2, 4.940%, 12/15/351	863,577	875,311
GE Capital Commercial Mortgage Corp. Series 2003-C2, Class A4, 5.145%, 07/10/371	1,045,000	1,080,313
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4, 4.111%, 07/05/351	2,246,537	2,298,764
GS Mortgage Securities Corp. II Series 2007-EOP, Class A1, 1.103%, 03/06/202, 3	2,603,615	2,584,088

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,901,925) — 3.4%		15,036,156

CORPORATE BONDS — 31.9%
Ally Financial, Inc.
4.500%, 02/11/14	1,895,000	1,897,369
5.500%, 02/15/17	2,575,000	2,578,062
7.500%, 09/15/20	2,685,000	2,899,800
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 07/31/221	1,946,488	1,985,417
American International Group, Inc.
4.250%, 05/15/131	2,020,000	2,064,648
4.250%, 09/15/141	1,915,000	1,975,715
5.050%, 10/01/151	1,920,000	2,045,328
6.400%, 12/15/201	3,680,000	4,164,763
Bank of America Corp.
3.875%, 03/22/17	1,655,000	1,664,127
5.700%, 01/24/22	2,025,000	2,143,633
Barclays Bank PLC
2.750%, 02/23/154	2,685,000	2,710,567
3.900%, 04/07/154	1,600,000	1,662,355
6.050%, 12/04/173, 4	635,000	652,930
BellSouth Telecommunications, Inc. 7.000%, 12/01/95	1,020,000	1,186,135
Citigroup, Inc.
4.450%, 01/10/17	3,140,000	3,289,169
4.500%, 01/14/22	2,015,000	2,022,889
Credit Suisse
2.200%, 01/14/144	1,620,000	1,635,869
5.500%, 05/01/144	5,445,000	5,838,663
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 02/10/241	3,122,299	3,418,917
Deutsche Bank A.G. 4.875%, 05/20/134	1,105,000	1,146,178
Deutsche Telekom International Finance B.V. 2.250%, 03/06/171, 3, 4	3,875,000	3,835,328

Ford Motor Credit Co., LLC
3.875%, 01/15/15	$2,735,000	$2,761,699
4.250%, 02/03/17	2,380,000	2,405,580
5.000%, 05/15/18	3,530,000	3,656,572
FUEL Trust
4.207%, 04/15/163	2,355,000	2,416,882
3.984%, 06/15/163	1,770,000	1,795,807
General Electric Capital Corp. 2.950%, 05/09/16	2,565,000	2,675,603
Goldman Sachs Group, Inc.
6.000%, 06/15/20	1,330,000	1,399,435
5.250%, 07/27/21	587,000	581,081
5.750%, 01/24/22	2,060,000	2,119,204
Hartford Financial Services Group, Inc.
5.500%, 10/15/161	1,425,000	1,511,419
5.375%, 03/15/171	1,690,000	1,799,412
6.000%, 01/15/191	3,145,000	3,435,463
5.500%, 03/30/201	1,605,000	1,715,252
HSBC USA, Inc. 2.375%, 02/13/15	2,730,000	2,748,720
ING Bank N.V. 3.750%, 03/07/173, 4	4,165,000	4,125,316
Kiowa Power Partners, LLC 4.811%, 12/30/133	279,015	281,810
Liberty Mutual Group, Inc.
6.700%, 08/15/161, 3	705,000	768,055
5.000%, 06/01/211, 3	4,190,000	4,184,235
Lincoln National Corp. 4.850%, 06/24/211	2,535,000	2,676,040
Lloyds TSB Bank PLC 4.200%, 03/28/173, 4	1,695,000	1,707,729
Merrill Lynch & Co., Inc. 5.000%, 01/15/15	2,145,000	2,237,765
MetLife Institutional Funding II 1.625%, 04/02/153	4,595,000	4,590,855
Metropolitan Life Global Funding I 2.500%, 09/29/153	740,000	762,341
Morgan Stanley
5.375%, 10/15/151	1,845,000	1,905,881
4.750%, 03/22/17	2,745,000	2,745,914
Nationwide Financial Services 5.375%, 03/25/211, 3	3,995,000	4,082,506
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 05/01/211	1,621,557	1,700,526
Prudential Holdings, LLC
7.245%, 12/18/231, 3	1,115,000	1,323,472
8.695%, 12/18/231, 3	750,000	932,415
Prudential Insurance Co. of America 8.300%, 07/01/253	1,355,000	1,796,941
Royal Bank of Scotland PLC 3.950%, 09/21/154	1,335,000	1,349,813
Simon Property Group LP 2.150%, 09/15/171	3,215,000	3,168,984
Telecom Italia Capital S.A. 5.250%, 10/01/151, 4	1,820,000	1,879,150
Telefonica Emisiones S.A.U. 3.992%, 02/16/164	1,685,000	1,677,177
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/241	2,419,307	2,455,596
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 04/22/251	1,240,000	1,302,000

UAL 2007-1 Pass-Through Trust 6.636%, 01/02/241	$3,537,741	$3,750,005
UBS A.G.
2.250%, 01/28/144	1,065,000	1,069,372
5.875%, 12/20/174	1,855,000	2,056,648
Wells Fargo & Co. 3.500%, 03/08/22	1,880,000	1,850,802

TOTAL CORPORATE BONDS (Cost $133,776,150) — 31.9%		138,221,339

MORTGAGE-BACKED SECURITIES — 13.0%
Citimortgage Alternative Loan Trust Series 2007-A4, Class 2A1, 5.500%, 04/25/221	47,778	46,969
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 09/25/151	78,658	78,016
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 03/27/371, 2, 3	1,181,681	1,208,078
Fannie Mae Pool
0.685%, 06/01/182	3,380,000	3,396,359
0.655%, 07/01/182	1,375,000	1,384,039
0.665%, 08/01/182	4,978,374	5,018,728
3.330%, 07/01/20	2,276,375	2,463,147
3.330%, 10/01/20	3,305,870	3,475,633
0.736%, 11/01/202	18,370,000	18,493,961
3.230%, 11/01/20	3,547,018	3,707,971
4.000%, 04/01/24	3,818,254	4,047,873
4.000%, 11/01/25	3,409,716	3,614,766
2.500%, 03/01/26	1,340,883	1,361,758
5.970%, 01/01/40	714,229	866,685
5.970%, 01/01/40	552,794	670,791
5.100%, 12/01/40	487,854	531,012
Fannie Mae REMIC
Series 2009-15, Class AB, 5.500%, 04/25/25	15,774	15,831
Series 2004-67, Class AK, 4.250%, 01/25/30	293,620	293,778
Freddie Mac REMIC
Series 3676, Class AB, 1.500%, 12/15/151	175,983	175,996
Series 3609, Class LA, 4.000%, 12/15/241	4,565,387	4,830,792
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 01/25/141	78,265	79,268
Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 1A, 5.000%, 06/25/211	336,616	301,110

TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,475,445) — 13.0%		56,062,561

U.S. GOVERNMENT AND AGENCIES — 33.0%
Federal Deposit Insurance Corp. Series 2011-C1, Class A, 1.840%, 04/25/311, 2, 3	1,450,254	1,467,624
National Credit Union Administration Series 2010-A1, Class A, 0.593%, 12/07/201, 2	3,947,657	3,962,184
United States Treasury Note/Bond
0.625%, 04/30/13	26,235,000	26,344,662
0.750%, 03/31/13	26,235,000	26,370,268
0.625%, 12/31/12	7,345,000	7,368,240
3.125%, 02/15/42	17,775,000	17,039,008
0.125%, 08/31/13	47,040,000	46,933,407
2.000%, 11/15/21	510,000	502,071

2.000%, 02/15/22	$13,180,000	$12,926,694

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $143,029,780) — 33.0%		142,914,158

SHORT-TERM INVESTMENTS — 8.0%
UMB Money Market Fiduciary, 0.010%2	34,443,419	34,443,419

TOTAL SHORT-TERM INVESTMENTS (Cost $34,443,419) — 8.0%		34,443,419

TOTAL INVESTMENTS (Cost $434,667,906) — 101.3%		438,343,338

Liabilities less other assets — (1.3)%		(5,537,539)

TOTAL NET ASSETS — 100.0%		$432,805,799

(equivalent to $32.44 per share; unlimited shares of $1.00 par value capital shares authorized; 12,688,517 shares outstanding for Institutional Class; equivalent to $32.45 per share; unlimited shares of $1.00 par value capital shares authorized; 652,317 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
1 Callable.
2 Variable Rate Security (presented at the current rate as of March 31, 2012).
3 144A restricted security.
4 Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

FORWARD CONTRACTS
	Currency	Value At		Unrealized
	Amount	Settlement	Value At	Appreciation
Description	Purchased (Sold)	Date	March 31, 2012	(Depreciation)

Japanese Yen	(1,391,816,172)	$(16,960,259)	$(16,882,778)	$77,481

TOTAL FORWARD CONTRACTS		$(16,960,259)	$(16,882,778)	$77,481

See accompanying Notes to Schedule of Investments.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following nine diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout International Discovery Fund (“International Discovery” or “International Discovery Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Stock Fund (“Stock” or “Stock Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”) and Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond”) (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to October 31, 2006, the International Fund was known as the UMB Scout WorldWide Fund. Prior to July 1, 2009, the Trust was known as UMB Scout Funds. Prior to March 11, 2011, the Core Bond Fund was known as the Scout Bond Fund. After the close of business on April 21, 2011, the Frontegra Columbus Core Fund series of Frontegra Funds Trust, Inc. was reorganized into the Core Bond Fund. Also after the close of business on April 21, 2011, the Frontegra Columbus Core Plus Fund series of Frontegra Funds Trust, Inc. was reorganized into the Core Plus Bond Fund which is the successor to the Frontegra Columbus Core Plus Fund. The Core Plus Bond Fund was created for purposes of the reorganization and was not operational until the reorganization transaction was completed. After the close of business on September 30, 2011, the Scout TrendStar Small Cap Fund was reorganized into the Small Cap Fund.

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
International Discovery	Long-term growth of capital
Global Equity	Long-term growth of capital
Stock	Long-term growth of capital and income
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security listed on an exchange, except Nasdaq National Market® and Nasdaq SmallCap® securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded.  If there are no sales, the security is valued at the mean between the last current bid and asked prices. Nasdaq National Market® and Nasdaq SmallCap® securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques, or, if there is no sale price on that day, by using an evaluated bid price provided by the independent pricing service. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If amortized cost of a fund holding deviates significantly from fair value, the holding will be recorded at fair value.

If the market price of a portfolio security is not readily available, or the valuation methods mentioned above do not reflect the security’s fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds’ advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).  The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the International, International Discovery and Global Equity Funds may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board of Trustees.  Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪ Level 1 – quoted prices in active markets for identical securities;
▪ Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪ Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Funds’ assets:

International:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$930,083,388	$-	$-	$930,083,388
Consumer Staples	926,757,571	-	-	926,757,571
Energy	802,415,299	-	-	802,415,299
Financials	1,427,360,957	-	-	1,427,360,957
Health Care	751,826,455	-	-	751,826,455
Industrials	1,002,477,988	-	-	1,002,477,988
Information Technology	689,090,608	-	-	689,090,608
Materials	797,035,154	-	-	797,035,154
Telecommunication Services	325,954,760	-	-	325,954,760
Utilities	108,546,537	-	-	108,546,537
Short-Term Investments	161,000,000	-	-	161,000,000
Total	$7,922,548,717	$-	$-	$7,922,548,717

International Discovery:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,842,448	$-	$-	$3,842,448
Consumer Staples	2,211,609	-	-	2,211,609
Energy	2,283,854	-	-	2,283,854
Financials	2,038,826	-	-	2,038,826
Health Care	2,314,418	-	-	2,314,418
Industrials	7,284,339	-	-	7,284,339
Information Technology	3,596,569	-	-	3,596,569
Materials	3,922,313	-	-	3,922,313
Telecommunication Services	578,956	-	-	578,956
Utilities	208,089	-	-	208,089
Total	$28,281,421	$-	$-	$28,281,421

Global Equity:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$672,280	$-	$-	$672,280
Consumer Staples	595,723	-	-	595,723
Energy	495,674	-	-	495,674
Financials	946,460	-	-	946,460
Health Care	614,811	-	-	614,811
Industrials	570,774	-	-	570,774
Information Technology	743,671	-	-	743,671
Materials	251,529	-	-	251,529
Telecommunication Services	138,094	-	-	138,094
Utilities	81,936	-	-	81,936
Short-Term Investments	382,568	-	-	382,568
Total	$5,493,520	$-	$-	$5,493,520

Stock:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks1	$92,852,128	$-	$-	$92,852,128
Total	$92,852,128	$-	$-	$92,852,128

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks1	$1,164,962,895	$-	$-	$1,164,962,895
Total	$1,164,962,895	$-	$-	$1,164,962,895

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks1	$259,487,096	$-	$-	$259,487,096
Total	$259,487,096	$-	$-	$259,487,096

Unconstrained Bond:
Security Type	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$4,165,795	$-	$4,165,795
Corporate Debt	-	12,329,598	-	12,329,598
Short-Term Investments	12,440,659	-	-	12,440,659
Total Investments	$12,440,659	$16,495,393	$-	$28,936,052
Other Financial Instruments2
Forward Contracts	$31,021	$-	$-	$31,021
Swap Contracts	-	72,364	-	72,364
Total Assets	$12,471,680	$16,567,757	$-	$29,039,437

Liabilities
Other Financial Instruments2
Futures Contracts	$(21,022)	$-	$-	$(21,022)
Total Liabilities	$(21,022)	$-	$-	$(21,022)

Core Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$15,741,455	$-	$15,741,455
Commercial Mortgage-Backed Securities	-	9,731,491	-	9,731,491
Corporate Debt	-	48,407,797	-	48,407,797
Mortgage-Backed Securities	-	22,517,920	-	22,517,920
U.S. Government and Agencies	-	40,388,556	-	40,388,556
Short-Term Investments	23,288,595	-	-	23,288,595
Total Investments	$23,288,595	$136,787,219	$-	$160,075,814

Core Plus Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$51,665,705	$-	$51,665,705
Commercial Mortgage-Backed Securities	-	15,036,156	-	15,036,156
Corporate Debt	-	138,221,339	-	138,221,339
Mortgage-Backed Securities	-	56,062,561	-	56,062,561
U.S. Government and Agencies	-	142,914,158	-	142,914,158
Short-Term Investments	34,443,419	-	-	34,443,419
Total Investments	$34,443,419	$403,899,919	$-	$438,343,338
Other Financial Instruments2
Swap Contracts	$-	$77,481	$-	$77,481

1 For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.
2 Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds did not hold any Level 3 investments during the period ended March 31, 2012. It is the Funds' policy to recognize transfers between Levels at the end of the period. The International and International Discovery Funds held Level 2 securities at December 31, 2011 due to specific foreign markets observing holiday market closure, resulting in a stale price utilized from the previous market close in accordance with the Funds' Pricing and Fair Value Determinations Policies and Procedures. As of March 31, 2012, the same securities in the International and International Discovery Funds were valued at the readily available market price.

The following is a reconciliation of transfers between Levels from December 31, 2011 to March 31, 2012:

		International
	International	Discovery
Level 2 Balance as of 12/31/11	$115,356,576	$836,264
Realized Gain	-	62,565
Increase in Unrealized Appreciation/Depreciation	14,433,693	57,353
Purchases	16,083,168	-
Sales	-	(59,382)
Transfers out of Level 2	(145,873,437)	(896,800)
Level 2 Balance as of 3/31/12	$-	$-

(b)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on March 31, 2012.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

(c)	Federal Income Taxes –

At March 31, 2012, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

		GROSS	GROSS	NET
	COST OF	UNREALIZED	UNREALIZED	UNREALIZED
	INVESTMENTS FOR	APPRECIATION FOR	DEPRECIATION FOR	APPRECIATION FOR
	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX
FUND	PURPOSES	PURPOSES	PURPOSES	PURPOSES
International	6,367,601,447	1,885,803,481	(330,856,211)	1,554,947,270
International Discovery	25,248,323	4,939,964	(1,906,866)	3,033,098
Global Equity	5,139,605	494,071	(140,156)	353,915
Stock	73,930,658	19,884,599	(963,129)	18,921,470
Mid Cap	1,033,964,952	147,115,809	(16,117,866)	130,997,943
Small Cap	205,439,641	61,510,022	(7,462,567)	54,047,455
Unconstrained Bond	28,257,420	710,761	(32,129)	678,632
Core Bond	158,528,475	2,102,058	(554,719)	1,547,339
Core Plus Bond	435,449,103	7,321,013	(4,426,778)	2,894,235

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(d)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(e)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Item 2.	Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 23, 2012

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
May 23, 2012